John Hancock
California Municipal Bond Fund
Quarterly portfolio holdings 8/31/2023

Fund’s investments
As of 8-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 101.4%				$316,231,175
(Cost $327,295,756)
California 100.0%				311,809,318
ABAG Finance Authority for Nonprofit Corps Sharp Healthcare, Series A	5.000	08-01-43	2,000,000	2,000,483
Alameda Corridor Transportation Authority Series A, (0.000% to 10-1-37, then 5.400% thereafter)	0.000	10-01-50	2,500,000	1,271,959
Alum Rock Union Elementary School District Election of 2022, Series A, GO	5.000	08-01-53	1,000,000	1,065,883
Alvord Unified School District Election of 2022, Series A, GO	5.000	08-01-52	2,000,000	2,149,035
Antelope Valley Community College District Election of 2016, Series B, GO	4.000	08-01-45	295,000	288,542
Antelope Valley Community College District Election of 2016, Series C, GO (A)	4.639	08-01-38	1,000,000	503,434
Bay Area Water Supply & Conservation Agency Capital Cost Recovery Prepayment Program, Series A	5.000	10-01-33	2,000,000	2,379,667
Burbank Unified School District Election of 2013, GO	4.500	08-01-37	1,770,000	1,826,946
Burlingame School District Election of 2020, Series B, GO	5.000	08-01-52	1,500,000	1,623,218
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	1,250,000	1,235,658
California Community Choice Financing Authority Clean Energy Project, Series B	4.000	02-01-52	1,000,000	978,232
California Community Choice Financing Authority Clean Energy Project, Series E1	5.000	02-01-54	1,000,000	1,047,384
California Community Choice Financing Authority Series D	5.500	05-01-54	1,500,000	1,574,232
California Community College Financing Authority Napa Valley College Project, Series A (B)	5.750	07-01-60	500,000	490,206
California Community Housing Agency Stoneridge Apartments, Series A (B)	4.000	02-01-56	600,000	435,435
California Community Housing Agency Verdant at Green Valley Project, Series A (B)	5.000	08-01-49	1,000,000	913,563
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	730,000	730,517
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,500,100
California County Tobacco Securitization Agency Louisiana County Securitization Corp.	4.000	06-01-49	1,000,000	905,763
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	1,235,000	1,215,038
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,008,188
California Educational Facilities Authority University of the Pacific, Series A	5.000	11-01-53	1,000,000	1,050,298
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-40	430,000	412,030
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-50	350,000	317,399
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-55	240,000	213,830
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	03-01-40	1,330,000	1,397,674
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	5.000	08-15-51	450,000	478,000
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	1,000,000	1,000,423
2	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Health Facilities Financing Authority City of Hope Obligated Group	4.000	11-15-45	1,000,000	$912,695
California Health Facilities Financing Authority City of Hope Obligated Group	5.000	11-15-49	1,000,000	1,008,146
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	1,500,000	1,451,769
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,022,873
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,450,928
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series A	5.000	08-15-43	1,000,000	1,010,039
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	1,000,000	1,010,586
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,000,000	955,308
California Health Facilities Financing Authority Sutter Health, Series B	4.000	11-15-41	80,000	78,683
California Housing Finance Agency Series A	4.250	01-15-35	939,146	915,698
California Housing Finance Agency Series A2	3.600	08-01-63	1,000,000	998,913
California Infrastructure & Economic Development Bank Academy of Motion Picture Arts & Sciences, Series A	4.000	11-01-41	1,000,000	984,889
California Infrastructure & Economic Development Bank Academy of Motion Picture Arts & Sciences, Series A	5.000	11-01-40	300,000	332,266
California Infrastructure & Economic Development Bank California Science Center	4.000	05-01-46	1,035,000	963,465
California Infrastructure & Economic Development Bank California State Teachers Retirement System	4.000	08-01-49	1,000,000	934,766
California Infrastructure & Economic Development Bank Clean Water and Drinking Water State Revolving Fund	4.000	10-01-47	1,000,000	971,466
California Infrastructure & Economic Development Bank Equitable School Revolving Fund, Series B	4.000	11-01-45	600,000	534,512
California Infrastructure & Economic Development Bank Equitable School Revolving Fund, Series B	4.125	11-01-52	700,000	611,573
California Infrastructure & Economic Development Bank Los Angeles County Museum of Natural History Foundation	4.000	07-01-50	700,000	646,371
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.250	11-01-52	750,000	800,627
California Municipal Finance Authority Channing House Project, Series A (C)	4.000	05-15-40	1,500,000	1,472,120
California Municipal Finance Authority Community Facilities District No. 2020-6	5.000	09-01-42	500,000	481,602
California Municipal Finance Authority HumanGood Obligated Group	4.000	10-01-46	500,000	445,639
California Municipal Finance Authority HumanGood Obligated Group	5.000	10-01-35	350,000	371,998
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,010,368
California Municipal Finance Authority Kern Regional Center Project, Series A	5.000	05-01-49	1,000,000	1,020,599
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-41	2,000,000	1,894,911
California Municipal Finance Authority Paradise Valley Estates Project, Series A (C)	5.000	01-01-49	1,500,000	1,576,026
California Municipal Finance Authority Retirement Housing Foundation Obligation Group, Series A	5.000	11-15-31	1,500,000	1,734,650
California Municipal Finance Authority Samuel Merritt University	5.250	06-01-53	1,000,000	1,055,308
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority West Village Student Housing Project at UC Davis (C)	4.000	05-15-48	1,250,000	$1,124,594
California Municipal Finance Authority Wineville School Project, Series A (C)	5.000	10-01-42	2,000,000	2,040,773
California Pollution Control Financing Authority American Water Capital Corp. Project	3.700	08-01-40	1,000,000	995,881
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (B)	5.000	11-21-45	2,500,000	2,504,453
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	985,115
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	4,696,738
California Public Finance Authority Enso Village Project, Series A (B)	5.000	11-15-46	1,100,000	980,757
California Public Finance Authority Excelsior Charter Schools Project, Series A (B)	5.000	06-15-50	475,000	425,389
California Public Finance Authority Excelsior Charter Schools Project, Series A (B)	5.000	06-15-55	475,000	419,466
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	1,935,348
California Public Finance Authority Sharp Healthcare, Series A	5.000	08-01-47	1,010,000	1,044,432
California Public Finance Authority Trinity Classical Academy, Series A (B)	5.000	07-01-44	485,000	424,598
California Public Finance Authority Trinity Classical Academy, Series A (B)	5.000	07-01-54	1,000,000	831,275
California School Finance Authority Aspire Public School (B)	5.000	08-01-46	110,000	113,618
California School Finance Authority Aspire Public School (B)	5.000	08-01-46	1,165,000	1,131,990
California School Finance Authority Camino Nuevo Charter Academy (B)	5.000	06-01-43	820,000	778,940
California School Finance Authority Classical Academies Oceanside (B)	5.000	10-01-42	125,000	121,113
California School Finance Authority Granada Hills Charter High School Obligated Group (B)	5.000	07-01-43	1,000,000	983,212
California School Finance Authority Hawking Steam Charter School (B)	5.250	07-01-52	500,000	464,965
California School Finance Authority John Adams Academies, Series A (B)	5.125	07-01-62	1,000,000	875,494
California School Finance Authority KIPP LA Project, Series A (B)	5.000	07-01-47	1,500,000	1,502,623
California School Finance Authority Sonoma County Junior College (B)	4.000	11-01-41	1,000,000	856,877
California School Finance Authority Sonoma County Junior College (B)	4.000	11-01-55	580,000	445,133
California School Finance Authority Stem Preparatory School (B)	5.000	06-01-43	750,000	722,124
California School Finance Authority Value Schools, Series A (B)	5.250	07-01-48	500,000	487,782
California State Public Works Board Air Resource Board, Series D	4.000	05-01-44	1,000,000	964,101
California State Public Works Board Various Capital Projects, Series A	5.000	08-01-36	1,000,000	1,131,774
California State Public Works Board Various Capital Projects, Series B	4.000	03-01-45	1,520,000	1,457,366
California State University Series A	3.000	11-01-52	575,000	417,050
California State University Series A	5.250	11-01-53	1,500,000	1,659,057
4	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,885,000	$1,906,224
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,490,000	1,506,724
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.125	09-01-42	1,000,000	986,276
California Statewide Communities Development Authority Community Facilities District No. 2022-03	5.000	09-01-43	1,020,000	956,736
California Statewide Communities Development Authority Emanate Health, Series A	4.000	04-01-45	2,000,000	1,836,360
California Statewide Communities Development Authority Enloe Medical Center, Series A (C)	5.250	08-15-52	1,000,000	1,070,084
California Statewide Communities Development Authority Front Porch Communities & Services	3.000	04-01-37	2,000,000	1,667,098
California Statewide Communities Development Authority Front Porch Communities & Services, Series A	5.000	04-01-47	750,000	757,117
California Statewide Communities Development Authority Infrastructure Program, Series A	4.000	09-02-51	995,000	758,019
California Statewide Communities Development Authority Infrastructure Program, Series B	5.000	09-02-44	825,000	826,870
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	750,000	709,840
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	2,000,000	2,009,240
California Statewide Financing Authority Pooled Tobacco Securitization Program, Series C (A)(B)	9.174	06-01-55	12,000,000	709,931
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	2,000,000	2,031,042
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	2,400,000	2,437,250
Center Joint Unified School District Election of 2008, Series C, GO (C)	4.125	08-01-46	1,250,000	1,211,058
Chaffey Joint Union High School District Election of 2012, Series G, GO	5.250	08-01-52	4,000,000	4,384,989
Chino Valley Unified School District Election of 2016, Series C, GO (A)	4.046	08-01-36	250,000	148,638
Chino Valley Unified School District Election of 2016, Series C, GO (A)	4.414	08-01-40	675,000	321,549
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (B)	5.000	09-01-52	1,000,000	914,782
City of Burbank Water and Power Electric Revenue	5.000	06-01-38	300,000	330,140
City of Burbank Water and Power Electric Revenue	5.000	06-01-39	500,000	548,252
City of Burbank Water and Power Electric Revenue	5.000	06-01-40	700,000	762,638
City of Emeryville Election of 2018, Series B, GO	4.900	08-01-48	1,000,000	926,872
City of Fresno Airport Revenue Series A, AMT (C)	4.000	07-01-42	1,000,000	932,111
City of Fresno Airport Revenue Series A, AMT (C)	5.000	07-01-48	1,000,000	1,034,475
City of Irvine Community Facilities District No. 2013-3 Great Park	5.000	09-01-49	2,000,000	2,004,249
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	1,000,000	1,000,480
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	1,265,000	1,267,033
City of Long Beach Airport System Revenue Series C, AMT (C)	5.000	06-01-42	500,000	521,909
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Long Beach Harbor Revenue Series A	5.000	05-15-44	500,000	$530,911
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	4.125	05-15-43	2,000,000	1,916,383
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.250	05-15-48	1,000,000	1,056,737
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-44	1,500,000	1,402,915
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-49	1,500,000	1,363,647
City of Los Angeles Department of Airports Los Angeles International Airport, Series C, AMT	5.000	05-15-35	1,000,000	1,074,310
City of Los Angeles Department of Airports Los Angeles International Airport, Series F, AMT	3.000	05-15-49	1,000,000	708,343
City of Oroville Oroville Hospital	5.250	04-01-49	1,000,000	589,470
City of Rocklin Community Facilities District No. 10 Whitney (C)	4.000	09-01-43	1,950,000	1,873,208
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	600,000	490,804
City of San Clemente Community Facilities District No. 2006-1	5.000	09-01-46	1,955,000	1,966,628
City of San Francisco Regional and Local Water, Series A	5.250	11-01-52	2,000,000	2,216,100
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-40	340,000	349,891
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	800,000	810,392
City of Victorville Electric Revenue Series A	5.000	05-01-34	500,000	563,187
City of Victorville Electric Revenue Series A	5.000	05-01-35	540,000	603,639
City of Victorville Electric Revenue Series A	5.000	05-01-36	500,000	553,944
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-35	920,000	1,061,802
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-36	975,000	1,111,981
College of the Sequoias Tulare Area Improvement District No. 3 Election of 2008, Series B, GO (A)(C)	4.858	08-01-40	3,110,000	1,377,635
Compton Community Redevelopment Agency Successor Agency Series A (C)	5.000	08-01-42	1,250,000	1,331,746
Contra Costa Water District Water Revenue	5.000	10-01-53	1,000,000	1,084,729
County of Sacramento Airport System Revenue	4.000	07-01-39	1,000,000	1,003,516
County of Sacramento Metro Air Park Community Facilities District No. 2000-1	5.000	09-01-47	1,000,000	940,511
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (B)	3.250	04-01-57	300,000	203,643
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (B)	4.000	10-01-56	1,000,000	730,696
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (B)	3.000	03-01-57	1,200,000	790,283
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (B)	4.000	08-01-56	1,000,000	734,589
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (B)	4.000	07-01-56	600,000	416,383
Del Mar Union School District Election of 2018, Series B, GO	4.000	08-01-46	1,000,000	976,490
6	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Del Mar Union School District Election of 2018, Series B, GO	5.000	08-01-33	270,000	$316,765
Del Mar Union School District Election of 2018, Series B, GO	5.000	08-01-34	225,000	260,883
East Bay Municipal Utility District Water System Revenue Series B-2	5.000	06-01-34	1,000,000	1,205,671
El Monte City School District Election of 2008, Series C, GO (C)	4.000	08-01-47	100,000	94,610
Foothill-Eastern Transportation Corridor Agency Series B-2 (C)	3.500	01-15-53	2,300,000	1,910,666
Fremont Union High School District Santa Clara County, GO	5.000	08-01-34	1,000,000	1,154,147
Fremont Union High School District Santa Clara County, GO	5.000	08-01-35	1,000,000	1,143,381
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-40	2,250,000	2,328,799
Golden State Tobacco Securitization Corp. Series A, Prerefunded	5.000	06-01-40	2,750,000	2,846,310
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-31	1,000,000	1,098,855
Golden State Tobacco Securitization Corp. Series B-2 (A)	5.476	06-01-66	15,650,000	1,549,829
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	1,038,221
Hastings Campus Housing Finance Authority Series A (B)	5.000	07-01-45	500,000	434,091
Imperial Community College District Election of 2022, Series A, GO (C)	5.250	08-01-53	745,000	814,754
Independent Cities Finance Authority Union City Tropics	3.250	05-15-39	1,250,000	1,035,597
Inglewood Unified School District Series A, GO (C)	4.000	08-01-36	515,000	515,157
Inglewood Unified School District Series A, GO (C)	4.000	08-01-37	395,000	392,709
Inland Valley Development Agency Series A	5.000	09-01-44	2,205,000	2,208,104
Irvine Facilities Financing Authority Great Park Infrastructure Project (C)	4.000	09-01-58	1,750,000	1,637,330
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-43	400,000	437,387
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-44	620,000	675,954
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (C)	4.000	09-01-38	1,045,000	1,039,725
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (C)	4.000	09-01-42	1,365,000	1,331,265
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-42	300,000	299,401
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-43	290,000	288,284
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-51	750,000	726,132
Liberty Union High School District Election of 2016, Series B, GO	3.000	08-01-41	1,670,000	1,356,297
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-29	475,000	531,127
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-30	400,000	454,918
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-31	325,000	375,042
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-46	1,000,000	$1,066,502
Long Beach Community College District Election of 2016, Series C, GO	4.000	08-01-45	250,000	245,942
Los Angeles Community College District Election of 2008, Series K, GO	3.000	08-01-39	1,080,000	911,113
Los Angeles Department of Water & Power Series B	5.000	07-01-47	1,000,000	1,078,944
Los Angeles Department of Water & Power Series D	5.000	07-01-44	725,000	731,489
Los Angeles Department of Water & Power Series D	5.000	07-01-52	1,000,000	1,074,775
Los Angeles Unified School District Series QRR, GO	5.250	07-01-47	2,500,000	2,757,083
Los Angeles Unified School District Series RYQ, GO	4.000	07-01-44	1,825,000	1,797,844
Lower Tule River Irrigation District Series A	5.000	08-01-28	875,000	946,483
Moreno Valley Unified School District Election of 2014, Series C, GO (C)	3.000	08-01-46	1,955,000	1,493,653
Moreno Valley Unified School District Election of 2014, Series D, GO (C)	4.000	08-01-45	1,000,000	966,923
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,300,000	1,382,865
Mountain View School District Election of 2020, Series B, GO (C)	4.000	08-01-52	500,000	465,389
Mountain View School District Election of 2020, Series B, GO (C)	5.000	08-01-49	500,000	525,822
M-S-R Energy Authority Series B	6.500	11-01-39	1,500,000	1,780,499
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	1,500,000	1,512,052
Oak Grove School District Election of 2022, Series A-2, GO	4.000	08-01-49	2,000,000	1,908,123
Oak Grove School District Election of 2022, Series A-2, GO	5.000	08-01-52	2,150,000	2,302,968
Oakland Unified School District Series A, GO	5.000	08-01-40	1,500,000	1,553,558
Ontario Public Financing Authority Civic Center Improvements, Series A (C)	5.000	11-01-52	1,500,000	1,588,039
Orange County Community Facilities District 2017-1 Esencia Village Improvement Area No. 1, Series A	5.000	08-15-47	1,750,000	1,766,940
Orange County Community Facilities District No. 2021-1 Rienda, Series A	5.000	08-15-52	500,000	492,643
Pacifica School District Series C, GO (A)(C)	3.739	08-01-26	1,000,000	896,993
Port of Los Angeles Series A, AMT	5.000	08-01-44	2,000,000	2,007,476
Poway Public Financing Authority Series A (C)	5.250	06-01-53	2,000,000	2,190,972
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	1,795,000	1,314,909
Regents of the University of California Medical Center Pooled Revenue Series P	4.000	05-15-43	2,000,000	1,965,622
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	1,250,000	1,181,880
River Islands Public Financing Authority Community Facilities District No. 2016-1 (C)	4.250	09-01-42	1,000,000	1,001,479
River Islands Public Financing Authority Community Facilities District No. 2016-1 (C)	5.250	09-01-52	500,000	540,694
8	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
River Islands Public Financing Authority Lathrop Irrigation District (C)	4.000	09-01-35	1,125,000	$1,159,171
Riverside County Transportation Commission Route 91 Express Lanes, Series C	4.000	06-01-47	1,680,000	1,513,367
Sacramento Municipal Utility District Series H	4.000	08-15-45	750,000	736,616
Salinas City Elementary School District Election of 2022, Measure G, Series A, GO (C)	4.000	08-01-53	1,000,000	940,233
Salinas City Elementary School District Election of 2022, Measure G, Series A, GO (C)	5.250	08-01-48	1,000,000	1,085,971
Salinas Union High School District Certificates of Participation, Workforce Housing Project (C)	4.125	06-01-42	275,000	272,516
Salinas Union High School District Series A, GO	4.000	08-01-47	1,250,000	1,206,022
San Bernardino Community College District Election of 2002, Series D, GO (A)	3.503	08-01-33	2,000,000	1,414,262
San Bernardino Community College District Election of 2008, Series B, GO (A)	4.877	08-01-44	1,530,000	556,822
San Bernardino County Transportation Authority Series A	4.000	03-01-38	2,000,000	2,052,009
San Diego County Regional Airport Authority Series A	4.000	07-01-51	2,000,000	1,864,497
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,320,000	1,254,423
San Diego Public Facilities Financing Authority Capital Improvement Projects, Series A	5.000	10-15-44	970,000	992,457
San Diego Unified School District Election of 2008, Series K-2, GO (A)	3.930	07-01-33	205,000	139,547
San Diego Unified School District Election of 2012, Series O-2, GO	4.250	07-01-47	1,460,000	1,460,646
San Diego Unified School District Series I, GO (A)	4.583	07-01-39	1,250,000	608,537
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.000	08-01-37	2,810,000	2,840,307
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.250	08-01-52	3,000,000	2,976,878
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Series A	3.000	07-01-44	2,000,000	1,562,053
San Francisco City & County Airport Commission Series 2020-B	4.000	05-01-37	1,010,000	1,028,235
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	1,000,000	1,066,591
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-49	1,500,000	1,531,227
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-47	2,000,000	2,043,204
San Francisco City & County Public Utilities Commission Power Revenue Local Water, Series C	4.000	11-01-50	1,135,000	1,099,468
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,527,331
San Francisco City & County Public Utilities Commission Wastewater Revenue Series A	4.000	10-01-51	1,395,000	1,347,756
San Francisco City & County Redevelopment Successor Agency Community Facilities District No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,253,006
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	475,000	482,245
San Joaquin Hills Transportation Corridor Agency Series A	4.000	01-15-50	1,000,000	925,904
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-37	490,000	479,493
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-38	410,000	$393,599
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-39	110,000	104,085
San Jose Evergreen Community College District Election of 2016, Series C, GO	4.000	09-01-43	1,000,000	995,157
San Jose Financing Authority Series B	5.000	11-01-52	1,000,000	1,086,389
San Luis Obispo Public Financing Authority Cultural Arts District Parking Project	5.000	12-01-53	1,490,000	1,570,316
San Mateo Foster City Public Financing Authority Clean Water Program	5.000	08-01-49	2,000,000	2,126,317
San Mateo Foster City School District Election of 2020, Series B, GO	4.000	08-01-42	1,000,000	1,004,131
Santa Ana Financing Authority Police Administration & Holding Facility, Series A (C)	6.250	07-01-24	1,125,000	1,150,560
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility, Series A (C)	6.250	07-01-24	1,130,000	1,156,416
Santa Ana Unified School District Election of 2018, Series C, GO	4.000	08-01-44	2,000,000	1,941,985
Santa Clara Valley Water District Safe Clean Water Revenue Series A	5.000	08-01-47	1,000,000	1,095,097
Santa Cruz County Capital Financing Authority Green Bond	4.125	06-01-48	1,005,000	986,703
Santa Margarita Water District Community Facilities District No. 2013-1	5.625	09-01-43	745,000	745,000
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-41	1,000,000	812,154
Santa Monica Community College District Series B, GO	4.000	08-01-45	2,000,000	1,976,075
South Placer Wastewater Authority Wastewater Revenue	5.000	11-01-34	240,000	282,542
Southern California Public Power Authority Apex Power Project, Series A	5.000	07-01-38	1,000,000	1,009,031
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	2,000,000	2,061,092
Southwestern Community College District Series D, GO	3.000	08-01-41	1,825,000	1,482,368
State of California Series CU, GO	4.850	12-01-46	1,000,000	1,041,868
State of California Various Purpose, GO	5.000	04-01-32	2,000,000	2,324,333
State of California Various Purpose, GO	5.000	10-01-42	2,000,000	2,211,336
State of California Various Purpose, GO	5.000	10-01-45	1,100,000	1,208,256
Sweetwater Union High School District Election of 2018, Series A-1, GO	5.000	08-01-52	2,125,000	2,249,070
Three Rivers Levee Improvement Authority Community Facilities District No. 2006-1, Series A	4.000	09-01-51	1,000,000	771,039
Tobacco Securitization Authority of Southern California Tobacco Settlement, Series B1-2	5.000	06-01-48	2,000,000	2,032,630
Transbay Joint Powers Authority Series A	5.000	10-01-32	345,000	364,709
Union Elementary School District Election of 2022, Series A, GO	4.000	09-01-52	1,000,000	960,550
University of California Series AZ	5.000	05-15-48	1,500,000	1,580,387
University of California Series BK	5.000	05-15-52	1,720,000	1,865,668
10	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
University of California Series BM	5.000	05-15-39	1,000,000	$1,134,690
Vista Unified School District Series B, GO (C)	4.250	08-01-44	1,500,000	1,521,096
Vista Unified School District Series B, GO (C)	5.000	08-01-42	1,000,000	1,090,310
West Hollywood Public Financing Authority Series A	3.000	04-01-42	2,000,000	1,601,464
William S. Hart Union High School District Community Facilities District No. 2015-1	5.000	09-01-47	1,000,000	1,006,131
Windsor Unified School District Election of 2016, GO (C)	4.000	08-01-46	2,100,000	2,023,317
Yorba Linda Water District Public Financing Corp. Series A	4.000	10-01-52	1,005,000	965,100
Connecticut 0.1%				405,994
Town of Hamden Whitney Center Project	5.000	01-01-50	500,000	405,994
Puerto Rico 1.3%				4,015,863
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	5.000	07-01-58	1,500,000	1,451,858
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (A)	5.693	07-01-46	3,825,000	1,060,589
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (A)	5.764	07-01-51	3,450,000	708,759
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	794,657

	Shares	Value
Closed-end funds 0.3%		$1,066,050
(Cost $1,039,842)
Invesco California Value Municipal Income Trust	115,000	1,066,050

	Yield (%)	Shares	Value
Short-term investments 1.6%			$5,046,447
(Cost $5,045,529)
Short-term funds 1.6%
John Hancock Collateral Trust (E)	5.4789(F)	504,816	5,046,447
Total investments (Cost $333,381,127) 103.3%			$322,343,672
Other assets and liabilities, net (3.3%)			(10,370,722)
Total net assets 100.0%			$311,972,950

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 8-31-23.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	11

Insurance coverage	As a % of total investments
Build America Mutual Assurance Company	7.1
Assured Guaranty Municipal Corp.	5.6
National Public Finance Guarantee Corp.	1.0
California Mortgage Insurance	0.9
TOTAL	14.6
The fund had the following sector composition as a percentage of total investments on 8-31-23:
General obligation bonds	24.4%
Revenue bonds	73.7%
Health care	12.7%
Other revenue	12.6%
Water and sewer	7.8%
Facilities	7.5%
Education	7.2%
Tobacco	6.3%
Airport	6.0%
Housing	3.7%
Utilities	3.3%
Development	3.2%
Transportation	3.1%
Pollution	0.3%
Closed-end funds	0.3%
Short-term investments	1.6%
TOTAL	100.0%
12	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2023, by major security category or type:
	Total value at 8-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$316,231,175	—	$316,231,175	—
Closed-end funds	1,066,050	$1,066,050	—	—
Short-term investments	5,046,447	5,046,447	—	—
Total investments in securities	$322,343,672	$6,112,497	$316,231,175	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	504,816	$3,774,313	$31,341,422	$(30,069,916)	$(228)	$856	$125,700	—	$5,046,447
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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